GS Mortgage-Backed Securities Trust 2022-RPL1

Exhibit 99.4 - Schedule 1

Recovco Due Diligence Review Narrative

(GSMBS 2022-RPL1)

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client. The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:

(1)  Type of assets that were reviewed.

Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of Goldman Sachs Mortgage Company (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from August 2018 through March 2021 via files imaged and provided by Client or its designee for review.

(2)	Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

☐ “Compliance Review”:	882 mortgage loans
☐ “Data Integrity Review”:	Not Applicable
☐ “Collection Comment Review”:	Not Applicable
☐ “Payment History Review”:	Not Applicable
☐ “Title Review”:	Not Applicable
☐ “Title Lien Alert Review”	Not Applicable
☐ “Modification Review”	13 mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.

The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody's Investors Service, Inc.	Moody's Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016
Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business	Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Loans In; U.S. RMBS Transactions, April 30, 2010

DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated May 4, 2021
Kroll Bond Rating Agency, LLC	US RMBS Rating Methodology, dated February 2, 2021

(4) Quality or integrity of information or data about the assets: review and methodology.

Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not Applicable

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents: These are seasoned loans and wherever appropriate, alternative documentation was reviewed. For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed the residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.          Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part

1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.        review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.        timing of initial and re-disclosed TIL(s); c) Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and
ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;
d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;
e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.          Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;
4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and
5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:
1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.
iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and
3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.
iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;
6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.          The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.          The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review

Recovco reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:

•	Initial application (1003);
•	Sales contract;
•	Hazard and/or flood insurance policies;
•	Copy of note for any junior liens;
•	Appraisal;
•	Title/Preliminary Title;
•	Initial TIL;
•	Final 1003;
•	Final TIL;
•	HUD from sale of previous residence;
•	Initial and final GFE’s;
•	Changed circumstance documentation;
•	Final HUD-1;
•	Right of Rescission Disclosure;
•	Mortgage/Deed of Trust;

•	Note;
•	Mortgage Insurance;
•	Tangible Net Benefit Disclosure;
•	Subordination Agreement;
•	FACTA disclosures;
•	Notice of Special Flood Hazards; and
•	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

TITLE REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY SUMMARY

Not Applicable

MODIFICATION SUMMARY

Recovco will review and collect the most current modification loan terms that best match the data tape.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)

The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Type
* Transmittal (1008) is Missing (Lvl 2)	496
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	477
* Good Faith Estimate missing or unexecuted (Lvl 2)	474
* Missing initial TIL disclosure (Lvl 2)	428
* Missing credit report (Lvl 2)	374
* Application Missing (Lvl 2)	354
* Final TIL Missing or Not Executed (Lvl 2)	315
* Missing Appraisal (Lvl 2)	260
* ComplianceEase TILA Test Failed (Lvl 2)	250
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	236
* Final 1003 is Missing (Lvl 2)	152
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	139
* Missing Title evidence (Lvl 2)	111
* Loan program disclosure missing or unexecuted (Lvl 2)	107

* Right of Rescission missing or unexecuted (Lvl 2)	100
* Right to receive copy of appraisal is Missing (Lvl 2)	62
* Not all borrowers signed TIL (Lvl 2)	62
* Prepayment Rider Missing (Lvl 2)	57
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	53
* TIL not hand dated (Lvl 2)	52
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)	51
* Note is missing or unexecuted (Lvl 3)	50
* Special information booklet is Missing (Lvl 2)	47
* Appraisal not dated (Lvl 2)	45
* Settlement date is different from note date (Lvl 2)	32
* Property is Manufactured Housing (Lvl 2)	27
* Loan appears modified. Mod missing or unexecuted (Lvl 2)	27
* Mortgage missing / unexecuted (Lvl 2)	26
* Missing Doc (Lvl 2)	26
* TIL transaction date missing (Lvl 2)	25
* MI, FHA or MIC missing and required (Lvl 2)	22
* ComplianceEase State Regulations Test Failed (Lvl 2)	18
* Final Application is missing (Lvl 2)	17
* Application Missing (Lvl 3)	15
* Not all borrowers signed HUD (Lvl 2)	14
* Transmittal (1008) is Missing (Lvl 3)	12
* Final TIL Date after actual transaction date (Lvl 2)	12
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	11
* Credit score not provided (Lvl 2)	10
* Mortgage - Missing required ARM Rider (Lvl 2)	9
* Good Faith Estimate missing or unexecuted (Lvl 3)	8
* Missing required 1-4 family rider (Lvl 2)	8
* Credit report >90 days old at closing (Lvl 2)	7
* Missing Appraisal (Lvl 3)	6
* Final 1003 is Missing (Lvl 3)	6
* HUD-1 Closing Statement missing or unsigned (Lvl R)	5
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	5
* Right of Rescission missing or unexecuted (Lvl 3)	4
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)	4
* Missing Documentation (Lvl 2)	4
* Missing TRID RESPA Disclosures (Lvl 3)	4
* Missing Title evidence (Lvl 3)	4
* Missing evidence of TRID Disclosure Delivery (Lvl 3)	3
* Initial Good Faith Estimate is Missing (Lvl 2)	3
* Initial Truth in Lending Disclosure is Missing (Lvl 2)	3

* Loan program disclosure missing or unexecuted (Lvl 3)	3
* Mortgage - Missing required ARM Rider (Lvl 3)	2
* Appraisal dated after closing (Lvl 2)	2
* Prepayment Rider Missing (Lvl 3)	2
* HUD-1 Closing Statement missing or unsigned (Lvl 2)	2
* Appraisal not dated (Lvl R)	2
* Condo / PUD rider Missing (Lvl 2)	2
* ComplianceEase TILA Test Failed (Lvl 3)	2
* ComplianceEase RESPA Test Incomplete (Lvl 2)	2
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)	2
* Mortgage missing / unexecuted (Lvl 3)	2
* MI, FHA or MIC missing and required (Lvl 3)	2
* Missing Appraisal (Lvl R)	2
* State Specific Disclosure (Lvl 2)	1
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)	1
* MI, FHA or MIC missing and required (Lvl R)	1
* Missing TRID RESPA Disclosures (Lvl 2)	1
* Settlement date is different from note date (Lvl 3)	1
* Prepayment Rider Missing (Lvl R)	1
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	1
* Final Application is missing (Lvl 3)	1
* Cash out purchase (Lvl 2)	1
* Missing credit report (Lvl 3)	1
* Missing Documentation (Lvl 3)	1
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)	1
* Not all borrowers signed HUD (Lvl R)	1
* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	1
* State Specific Disclosure (Lvl 3)	1
* Missing Doc (Lvl 3)	1
* TIL not hand dated (Lvl R)	1
* Appraisal dated after closing (Lvl R)	1
* ATR / QM Worksheet (Lvl 3)	1
* Right to receive copy of appraisal is Missing (Lvl 3)	1
* Application Not Signed by All Borrowers (Lvl 2)	1
* ROR missing critical data (expiration date / funding date) (Lvl 2)	1
Grand Total	5178

COMPLIANCE REVIEW RESULTS SUMMARY

After review of the 882 mortgage loans, 84 mortgage loans had a rating grade of “A / RA”, 637 mortgage loans had a rating grade of “B / RB”, seven of the mortgage loans had a rating grade of “C / RC”, and 154 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	84	9.52%
B / RB	637	72.22%
C / RC	7	0.79%
D / RD	154	17.46%

DATA INTEGRITY REVIEW RESULTS SUMMARY

Not Applicable

TITLE LIEN REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY REVIEW SUMMARY

Not Applicable

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

MODIFICATION REVIEW SUMMARY

For 13 mortgage loans Recovco captured and reported the data from the modification agreements.

Loan Lists:

Compliance

RECOVCO ID	VMF4S3UELQF	14V5CIRHUH3	33YBT4XMO2U
0Q5S2DQWMJA	FUSCZAIEZ2A	UHWBYM0VVBR	5UZLDVIQ34M
0SQRHWGOIXU	Y0EF3FD5YQN	NF2I3MV2ED4	KTFCJTECOEY
1PHFYKH1GYD	L3HUZHLNHHR	U4JZV3P3FQ1	M5JBYHJWP14
1S33YSGDASU	RAV02R5EJOS	RWJBU4XI0CP	AAZOI2YOPOV
3X5EUTBGLSO	SBVCO2PKTPL	CSXWO4QRMEJ	O0VV1RYRWDZ
40UE5Z0JVOJ	VERJBIYZGOO	L34USGOZWPJ	C3JAH45MUIN
AJXQR0P2EKL	IRWURL2YJZG	5EBAYOG2GJK	OIKT1FLV2HS
J5BZG320JZQ	T4ZWPETLDN4	SBF2034NSF5	YU1SIP0WMYG
JQ5VRBRV0MO	NR5014FC4X5	QAXPHVPYFUF	CAPPQTJNOMY
JXRSPJKRET2	GREPOMQJPVL	TPW1WG5M3EU	W2QUKWU0DHP
MZXMTNEA1HO	4TGNR314JB1	VSQQHJZ0BVE	ZPJ011FWTRF
BV0FSVP1XTO	O1TQPH5XKGA	VCHMMHNW3HY	PQAE0QKBCFQ
DT4QKCVQRHH	4QRDDRKN3SZ	U3VVPG0251J	0EIBDRORKSL
ZWTLTQ2OFDK	GFLI0XFGFXF	MZXSGNBRUFW	3HCZWYTUSSU
Y4VUJYVKBAR	JWNRM5XDDP5	4M3BEPOFV2X	THJI1XXGFDW
V1V2RHK5W3I	2UIEPBOUYS2	LSYUBNIN40G	5KT50OOQE5G
LGNWFSB5DXZ	Y3BTJ0VS5QL	SJKJJVVPVK2	31XOY415K0C
TO4NPVEPVEV	FL1CCX2POVI	1E0NDRUVMOG	IHUAKHIY43T
Z44W3E0S4R5	14GHSG4WXTD	HKSI0MKE4LS	HFQ42PJ5KEI
1BZX0AQ323U	UZ5OJUE4TK5	KXH3KQNXVS5	52PIE0TDZ3P
WQWUW1UGGGS	O4PM4HSAZAR	JH02MSDN4Z3	MUPN2IQJNVM
2KDYBRDGTR2	KCCKQGMVGS4	IVOGPLPMW1M	KL1P4B2AC3Q
VD0ARFKQ1LG	ZROJHMWSRXT	LTR1M2RWXA3	CUW5FPH3MKX
2HVBYET5WYB	VZWJNJHGLL4	FT4GAKXZYBR	KTALE30UYQ3
QHK3HBSX4K5	3C00BPSHC3Q	N1XL2EQRR0O	NEAB03WWYRR
2CJJ0NZSIRA	L52OVTGWW5M	PLX1BL3UEUT	XKFH4MVKS3L
LVAPELYHILJ	J3E1GPPZ5WU	HGCEZUV4ZGG	GMINPP4YUZJ
QSG4MWYQZN3	HPCXS2RQ54A	PDE12IOJOEO	2LMGBIQ25GM
YS4FC5D2A3E	B4XZ5PNJWTB	RA0ATLWIKMV	UPO43CRANKP
2BB2GPMPCSG	VG2XNPABQ5Z	BFREMEXQYZS	E022U5R0PDO
DE2VF15JKLX	QLCYANJCI3T	FDPEEJZKNC5	VJ35R5RDLSQ
KVKP0VG0LL2	SAKPX01GFL4	VAO5J0BHDJ2	VTG2RS05E3E
PVQ5WJXI52Z	VXEJMUMRUTA	FWVDLGQ1224	YFU2BAXFNU2
35K0C02VJEC	ESIWV0ZRYH0	M3ZGH53NQVT	YYSFK3NL1P4
BNVAF5J2DIM	LGQX4YZB2WD	C1KIYE3RCRS	WFOFD2TIYPL
ZMGLRCUEJPN	0BFLUE0KB3R	F2SD3PYTYZW	AWX0VV15JSC
11PNDXNRJO1	LQ0W34KLQWQ	E2AH0GIGCLW	UY5FSEXVPYP

X5ALZ5SV5SG	JRLXWZY5BDN	Q2KAHAD3SLU	NQHP2SHE01Y
5A20YI2BNRE	WY3AWTBUYEQ	O4JRJAUXSAS	M3IIPYROP5Y
0L3CKTE0GCL	HC1VH4AV5QY	SHLDTRZTJ3L	UOLRWW2MTKA
CK5XS051ZMR	DA3P2YLBCQH	VM0VWX2MTBW	LYV4HPQXJMI
P1JZKIXJ5SK	I1QCGBG0T4J	CT3PPMFVCBC	Y3QP42FFVFQ
LCMT2245FTK	F5Z5PGNBYW4	ACFWG2211CJ	RKJPVZ2P4RS
HSACUDFOFX0	33CI024HOE2	4YLH4NIY20F	BWA5UBSEW52
ZR0RNVMG1NG	XJMVQ0TCD5P	OZIWH0JNGKS	1JW4HOMTIX1
DHRR2QQWTHN	J1RCGIGFYVP	2OUM4OGYL4P	IKRIU03OJW1
YU3U2QKISS1	OGTVV5QN5N3	RU0UJDNCUIJ	1LS3H3NN4D2
GC1YXFEWC3E	KD4U2QJBLLD	XLTR0Y5M21S	0FYGPV0EKL3
GFIOJ000YVR	1KBYAIYR0JP	FFPBK0XKSKY	O5M5QLTOXV1
4HAWF3J3UVE	QM3HF3ENICQ	VADUUICDLUZ	DKP0PTWSLHN
PJ1K2LWYULY	RP1P1WCHBUF	JD1H22CRQPV	TNGVRWWDCD1
CPPAH5VLFZF	2SJW2CHT1SB	WZ0ETQ1SNID	Q5BCZEQENVH
XY0HRZC3SCI	KL5YVLBXEHR	PMECGBGP03W	BQ5E1RMWLUJ
VPXKUDVTC2V	RTO0O1RESYI	A2UEGTTF1GJ	FIRKDZXMCOR
PA3HFBBNKKQ	4QKXMD40LUF	YSQOELNNETM	QPSIFVJE4HZ
F5VX3KWP24E	JSUEI12UD5S	32SWH5J4FXX	FPKITWEL4OU
YSN4WH0LQQW	TUGSTKOUSIH	RLK2EUBINK3	OAMNLVKAGCD
X25MWP25VIM	YTOARCQO4RQ	MPICZ3SM35E	FQYTIP5FD34
XRTBNCIV4WV	PI2HZWN2LA2	EHFCD2SHV3Y	BRL1A0DAW1R
OBVGRFNOPVS	HXNGOZLZHPN	UQUQGSIH11V	V0SKIHV3AUI
14ZWOB1BRZN	5EGWYJMDTI1	D3WQD1OCRSH	FI1QV4K2CQH
YQ4XEBMJS2V	VYSCC42RXAR	ARDHK53LQO3	VZYJ1OD1KVZ
ZZJGTETICF3	SV5V0KCHTB1	RTGJL04NX2J	IDAS5HQQRIN
0G3N2FTVYUF	YWV51TABXPC	LPIP2CT3FXM	IXZWXR0SEXJ
FOS0ETFJ5OD	SKJBIENZWDH	YBFV0SLVDVC	D0MHGOHNHJE
H3HPQHESPGE	MR1XHOSANDX	HJYS5NBWCPU	D43JAQHKIBL
5AWOHP3RIJN	AHICV2QGILX	TAHAXIHOAS0	LQCRKAQMRF0
YI5OR5M3GBO	0DCPMPNK2GB	25TTJCZMHXM	ARVUU2CU4YM
5CKUQZ5G5T3	KQJVJJ5WMJ3	BIV2QDE2FXO	XQUNK125A0X
1FFCXXSZUTD	DJ5LJDSGKXK	KGZ02HLTVXZ	SRJM5NLNWWE
T1B30WIXDFK	N0BXI0ADVOP	AJH43JASHRJ	OB43DPVIWZM
4TW4N0FO4X0	O42SSJBBH1H	BPEJFA3KVRL	A3BNBYILNPO
XUX2NIWT1TM	ABRGZBTOQ31	KEES11MMXGK	3GWV52TZGGE
UH4BRPV4BBY	TXLX32PLXXJ	CM4J3CXECML	B3DB44PT2LR
XW1IDMQBR0B	SZDVQSHS4HB	SE25MVYIZIF	QODDJVRIH2J
5D21WLHQLNA	IWHOLRAOFSX	0MNQKH0E5UN	QOBIPOA2KAP
LDLM52MTNTD	EADUVLZDGGK	KTX2N0XZUF4	NXP1N5WGSPD
KUEQL3XGBX4	VHXFZXRVH4Y	2MP2V3YXIAJ	HDR1JBHPADR

EGCIXETBB34	55AN1MCTARX	H5M5TPVSO1Z	OHKBZW2BAVJ
HPYFUVCFLHM	LTPHK3ZZWIQ	2VOIXFFQSMS	HUEI0SKJPHS
HIRLPNCWWVM	QX45JH5QZCR	E4KYYUO1UZE	JY0HFFCLWX0
QBFPUGEWOCU	WZT1J0XI0WG	NF2MP1UZ4FS	JL3ZHPVL0LG
N1034ID1EMC	2WAIWG4DE0H	EUNB0PBNBVI	WHZHWU254HN
SXLWBDMWAJN	LA2NZRQDRSN	RL2GT2THSYA	5F1KKTZVF0Z
HHEQSINUV4K	WXNXURYIYGN	43M3B4SKKQM	XFGQQSQPRXG
ZQXWK1S0VCN	LUIZ3KN25U5	RNCC1NYKYNW	5KPSS02AX2P
YCSCMZ2EABR	V4GR0GNIJYU	X34NIIXAI44	JZODWYC12BY
XGX253ALSZG	TJV4FCIAX1E	31Q41RP4Y5L	TG50DOGYXOT
0EI0A2V30JY	KK4G5GDSVPH	FXBBQMYGK34	Y02KDZMCYLJ
VCKEJP4005X	O5OCIEEGGL5	BRXSMXR3PNL	LQLZQCJAEWR
KCYYTJ2K1HD	EZX1SIXSAJ4	3SVND4NRLMZ	GYCVIVU4GRI
Y4UJGPZXMQ5	ZOUK2B3WBXN	Z4I3HWXK5KD	0G0THQEK2QT
UIJ2NUHFRM0	CG2ZBMZX2TU	DNDNDF4AKP0	2DDFRZ1Q4WT
VKMPBMKRVNU	3JP3UD5DHY2	V1XPAMY0BME	YDVHQXNN5CJ
PRSV52XFSKQ	5DDVAEDV4QC	3GNPPV1FZMT	U10I25O2J2Z
0WQAPO4RBAX	4AP0TQC3PPX	1UMFK4I1OQ1	FORCJQWQ2OH
SV0AHF5NPSR	NN0S4CUMOY0	2CKFZTPB1OT	LH2TPWEYVSO
0LBPPTVVCIY	CDY1242NDPC	UXNAQ2P45C5	DHQVJ3BTNXK
G2H2IIO54F5	QISQIT2IWRB	EF2AAATR0NA	TNAQ3EXUHM1
1VPRI5YMFZJ	SIJDDIFIGY1	3UJKNXONKRI	5IWLML22AYF
4I5N0EFR3LX	L5BBC5NBY3O	OPVYJ5355WA	ZMTFGWGTJL2
HCIISI0JY14	RPE3310PURP	22UJLOZ5MNV	VPZV15YUW4E
5GHG5WFV2NO	GMHAEOGEANV	YPSIR5VHS3K	ZFCQAGEF15N
OEJQKDOJTEY	DSN00RG4JAU	S4YITTIU2EL	EJCIHBRJ3H2
51WOJLKIUAY	OQDGGV2JUJJ	IUBHHF5CQFN	VQGHCSJK3II
N5LE5EBOUDR	3ISU2CADLVC	XMB43QNU1XN	42AJ4INXULZ
0BITVCXQ513	ZGERCIG3LYD	0KDCKYDMM5L	GNGAWMKXEEI
4MM4IIPHGN2	13A0HFGCU1M	2405BNLFK1V	WGZFSZMTHQ0
EE05KKRYAY1	4RRJ3OQD2UH	C5HQBATPLMD	OIECFVXFT4O
3XS4PWRQFAS	4HN3GM215AA	RKKBCG2JQQF	EZAUYKY4HGF
NC0KWUBXFKH	NR53RY5XUKK	ASMPBRC0ENC	QVZKNBLMSP2
ECKFIGVV2TV	CTGQXMKCG1T	HQSA0CEYBHS	1WD5SAWLCGW
ODB5IPJQMIO	KQYAAZAYVAG	ZITWFNO3DHW	M5AYB2OCL5L
MBHWOBMCBZD	4JYQZPJRHLR	D5ORS3C41RF	WDL0PGRB45L
GVMOSD0FJSM	2RUF2S2TVSS	PJDZSURGEB0	KLAXIDFMG02
MCQYBXJ3ODO	DLWKOTXRPUD	H0BE11PG1KY	IGIDAZE0IEZ
WCZK2EHFVAP	0A4WJXUOGTP	CQU3UOBNQLF	SZ4CMTEPWHO
4U0C0TUOJ4P	RLRK1OPHMCN	TIPIJNWZN0D	5T3OTESQ4UK
GITA1IF5VVF	HSEMVG0E1H5	D5D50WXAFKN	OEHRXBRTHFY

0VVYEXZDXZH	ZKPS3L2NDDT	FW55PHSPRCF	NOQGPDAKQNL
KLP11IFYY01	4IRXFHRI3JG	BG00ONDRGZR	AOTARHKENAI
POUSANMQ5EB	UNUQFULDT43	0Y3XCVO534O	T5M1GF5LQ1S
N3KBZQ3K4OC	NB42TJ1ENN0	UL4KHWHEZH0	H53Y1PLRHFR
ZCOLJGZ1FNR	A1G4HWEXZHG	HROFWGPBFJK	URQ1HDOGCU5
ZL02CHZVE3J	4CHFILHAGQ0	NKH02JDFYVU	MROJQJQJJFA
3RB5JP5AYCQ	MYYQZVWIYZ2	DBWRS42HERL	PJGX1BGBALD
U4GS2FWUOJH	25YXY2OIBYU	A53QO2E2QSP	YOTNGRGTO1E
LAUQAKW20QV	55MHGNFG4JW	HA5S4UJLM5H	R1N3LAHPXKH
VK4VAEJA0HV	GDKLBCPRB40	1WNMRZ1OOAE	QRU01FXEKB4
1BUTH0YF1BT	LSDWDXWW123	H5AAGE0ANVO	2F2VECRS4CG
N4DODE4ST5Z	RJTBTYKVC0S	W5IJQVRUFBO	M2L1GGV1255
H2AGYTEOWY2	4FCD3IYGCEY	XUVBESU0DUP	QEFIQEYT13G
4HPHXTOCPOC	3HMYHQ3Y3NG	WQJFQGJC1DR	Z432M21M5KH
ILA3T3XKJKF	SZADKHVZEHW	35ECKZT1ZVS	ZJQVRDVP23W
NHG0LUL3TFL	HCLA01H0AUN	IU3QZJEDGO4	XUYSBI3KWKF
DPDRU2R14R1	Z3QGEGZ4CWM	RXYO4HRNHLQ	4ZLF2BTKGVI
XISHEGBVPUT	IRQPLGW1XEY	3SUHFDQCJQT	OTHSL2OQJ4Q
DSGZP53X3HG	NB0O5Z4K2RF	3PDARGHRP3H	NSDS4DCUDDK
CTPSP2PAODY	43NSRINPVEO	4BEGXILUE2V	LRL1VCAUAOF
KCGNPYXVVWL	YH2EWLNYOHS	QWNG3HUMCO1	SPCBBQM5ZTD
PJXB5PU3CNG	PGFSF0BKH5L	GVWVZ03QPSF	QJ0LHB3KEFO
BBE24NL5FG0	AYVGD55JUWU	4TIHLPKOVOX	35Z3ICJ5SQV
K3QJTBW4CWU	VF02XNEYWWE	APYFX3MQFAR	YOWGSO4ROYF
UHAEYFI1JDO	Y2DTHDRUYBT	XXWPK0JDCTQ	J3GUPLJD3WT
OX2BLT0C2UQ	DXAESW4XPB3	O0LQUL4XV4R	QQN33EXWSGA
BIMR5PPCSRC	NODVQF5YLNL	C4QPN5PNOIE	5GWKABZR4KM
15Y4J0V4ROC	AQTORK1WUNU	ZL3VKDO12B0	DTLL4LDO413
VX5GE234ZGZ	MGZO3KWRM3K	RVYNNF0J4UQ	V4XYLT5LL5N
Q0KHJRZBPZO	TOSPPKHESJY	VNKU0RKBVB1	4ML5WLYLFYV
ASWIH0IUGXS	AWMNS2ULRIX	EYZCNVN5DGA	LDO3230WCHP
KDXDGJKDIGG	LRN0C43W3DI	0NF0JKQOG3S	2Y4F4MOTVAF
V3PQSUCACKN	BZHUOFPJLTG	AQDQA3KHS3Q	PTLIUG4UST4
P2B3QFN5RTY	VXWQLJZ42AN	WKHEDFPXVSS	EJMRLB1DPR3
B3DALKUBIBP	TYLMH5EEQHM	WJYTKAGPYL2	FXPLKLF3UIZ
4OO134YSNZG	UY0PAM4XG0N	F4N2AERWZ1X	MVGYGOB0VHX
VW4UY33S4DG	RTPR2TNYNRR	LSCHQHHEWH0	M0OIH0LBAS4
PCVSXUR5LEO	2KBYGLEWALE	15DH5Z2ZDNR	Y0KZ32FE0AE
HENVZUOZRCE	SA1CUNRUVEV	RILO4SLXPWI	ARVYPALOJTR
BR2FIZARLMI	OPXKQ2IVQ11	OYPHYDR3C4M	PVTPA4425UT
WB2QIYNZZMX	BEM1DTFBSLH	A5CZYRM41QQ	O4EKQ4TP0OA

MUBYOUDCTSL	YDQ2FULULKC	ERRMLWMG22H	UJVXYVARKXA
U230CYBKGNZ	0U3LJAYKQ2M	OFEGH24KWMS	SSN2W2L1LOA
MP4RI4WKMDK	42IMOGHIDQT	2USOV50H103	FTSMZZYKEZY
HU1QN4G25KQ	C43VCJT1GK2	KIXLI4EGIVP	44ATYXL12KD
DUB2NRZNQUS	BZM1HEMIWUQ	RFU2ZE3FHFW	AQN3N4UFDCK
N4SNPNAYICN	UWWZJB2U01Z	RBICBWDICNJ	51U5BGMBF0Q
W0H1K42GKGH	I221K3LZYRP	P2ONBJUXHYC	COZUXKZKZFN
TW4FXN51CCQ	SLFS5F1S3VJ	1MRFUZQRCJZ	MV3BFH4R5K1
RTYFQ5FPDZO	HWXAQTVEGFA	FDNFNKHRQQM	JMBTZNBQSG4
X2SSB4TNKRG	KQ0CO4W430S	DCBDBU3W13Z	HGAFSSOD1LN
SBWUWU52TP4	GKUJL3PIAMR	PQDNESQ2CC3	YILFUYTDZMV
DLLL4GQY0EZ	YMK25DZINJW	QRJUMRPEYW1	1FU1IOCW2DM
CUMUDBDNQ0D	SRVYR2MIVOQ	LWRVI2ZTQZB	H4BUPD2HJ3P
C4XVORZVQ1O	G55GQGZ433I	3BGEA5LUMB5	AGBJCJKXLVY
VT2JQQXUUQG	AMC3OVY2YXG	PKPKMMKXWT4	DBXG2YMFRDR
ACJ4P4T2PZM	34P3PLCPUTF	4NYWRTG115O	NZ2ADNQN5YN
0XIXVZITRLU	C3PPU0AR1QA	HGT1DU2XQNK	C0R5CDE0TYV
3QOVZC342EO	SCMC3LBA2LF	04Z3F2OEPRC	0GKGXDK3AKZ
KBFVGCWDYSZ	40JVNS5XLLJ	OOOF0ZMSET4	2QQNFYYIZ3P
LL3LVUOX2AP	JAC5XCD1UKI	TWMEPLCCBJR	NMQ05VTYMSU
CR321WWSEBH	C55J3TMKW3O	1UV5Z5LEUPW	XCQMTBIFJRO
JWCIYTDP3MV	ECQTEJALJHV	10R0Y1FJ4DN	QJNA3FKTXAO
LQTRVY1O1JE	AFZ2FM4FVMX	AOZR42UGLFI	COWG3YYMVTI
JTQB2Q3O0GT	OZWCKGFT52L	5I2PKL4IZYO	E0IQI4YB1II
E4VP0B4CCZA	JBNJNIVQSGY	O0G3GIO4LBY	VSURPIURB2Z
2Q0B4TUGG4M	W2AKTYJ5IRX	41UE1EDGNMI	4TDQKZCYXTL
GNDN4AHRYS3	20VENOS4RXI	L4SCW3NMZBC	33NPUYVBGZM
SV4T5K40LXR	QFE3ITVMJVW	APPULQ5OSNQ	3QQID2RBUO5
1DUZUE1PXSV	YPYPO53AYHG	SLXQIFN4KMW	XGBXF3GNQZ2
T4GYMCIUDG0	KURPP00O3HZ	WZJNGDQ4T1Q	RLSAMBQHFN5
I2Z5EPNB0GD	E1ADJVJJW4G	JHDKZPA13AI	0MRPRTXIKXH
QXA3ZRMTLBK	WHVFGF5APOQ	J05FJYTI5BG	Z3IBUX2SJNT
MGXV4XMDNG1	RBAT3RL2O0K	HCHVMW015CC	SQ3RBFVSOPN
DJ0R2VY2SW4	SOLH113ATDK	CSSPZF42XWQ	GYDBKYTEZSS
2YP0UQFDOSQ	MUCFVBLJXGE	0YJZ1YGGYHE	CWPIVUBLNVV
DASIKM5Y0C4	3QJDO22D10I	SXJGEMXK1VS	SBWXAHHPEXV
JAFPUZ0JBVV	FUSZNPGALNG	Y54UYT044B3	CGTTNAQ3B23
LECYVC2WJ3P	2COASUEGAAM	4CAGGPLXKGL	JBHF1ZKEC5V
HBHP4TKZDRC	F1KSUDNVNQX	FWZ1SRWRWUB	KPMKRY2UXAA
UUSXJB2QAZF	ETPC4I0INQN	2SEJJJOZOGV	UAPNJ2HTM0A
2OK54RTVSXZ	AEXZCQ3UUID	JQJ2LQ2HRDI	353U35MTSTP

1VGZ5MH1JNK	PV5EWEUKHYL	O10MDSS4X1C	GI0QU2HHPAD
PRYOTGJ5HT2	34EBT3OAMGS	41MWDJC1BC5	0DCUKO22QP2
3QEOHUYITV1	V40OJDJI2KE	GXQY203Q4A0	A2BUGXOZDAU
2T1AVNJLE0A	I53WTBJ022Y	KBNTS01DV0K	2BEWBUK32EZ
2BJKESZFS5D	2VBWZ1TVZPU	W10DUSDP0HK	MIAC2E1FO44
MWIR52F331U	BBTCYXYMDXE	D4VJIAZ1RXV	IIX1RO0MUB5
XWBOO23DKHP	YO0JIFTOWEL	B5IEUA1FQ3C	CRLSL2DVGQ3
NYXLMRXP00E	WIOLTSHY0RY	U5VSHVPHW35	PKZI0L1JDEE
O4CR33EYSHJ	VIFUXC4PPMR	5ATAJJUVMXD	4NTS1HAHYME
QNX24ZELW23	IZ4WUH4S1WQ	TNA3L0XX3KQ	1DWMZ4PQVZT
UDIWXZ2CVLI	0HRJOBUJTTO	QPDBOTSIEY2	IKLMBPZJQG1
Y1EKTO5XAAI	ZDNX2VROJRG	KVYH3I3TVKL	IOKXLFNDPOR
UP2P0Z2AKTY	NV0V22OR5RQ	WDZTRNXIAHZ	3HHJEV4PPRA
BX1WYHVKLVN	IN22AYZZRPM	2RV3OZ0BFRE	Z0MA21LYXNC
WWZWKAT4GWA	JAMYUD5TABW	J1DK1RBBDM4	0Y1DQ42YCY5
LI4DKAVBFHO	SQP2QSCQXP4	HESYRDQWH4E	41PM3ZHLVS5
13JOSXA23BU	30P1KQW2N1A	AP0CNQKCVBD	Q5BONNN2J4M
OGA2ZZGSAOZ	VFUWD34ZRCJ	IFZH5ZWODWY	P4HVEVI1DTI
ZDWXUXRXSS2	UPEVBUHOVTX	UQJAPCHDTEX

Modification

vendor_loan_id
JVCP5A1S2FL
JOLEH0QTVXU
IMTDIGREX2I
2IXJA03CRTP
43UXNK3KDFT
Q15UA4NXRSR
D5KZS4NXZ5Y
GHP0DRTKZX2
WR4OITWXFSB
MWQ4LSQHVYI
VO32ILH1Z0W
03FUBNRGTQ0
KEHKQ3SPBY4